Summary Of Significant Accounting Policies (Narrative) (Details) $ in Millions		12 Months Ended
	Jan. 01, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Cumulative Effect on Retained Earnings, Net of Tax	$ 2,959
Inventories		$ 4,033	$ 1,933
Inventories - wireless handsets and accessories		3,733	$ 1,858
Cash and cash equivalents - cash		2,117
Cash and cash equivalents - money market funds and other cash equivalents		$ 3,004
Equipment installment sales - maximum installment period (in months)		30 months
Number of major classes of intangible assets		5
FCC licenses - typical term (in years)		10
Indefinite-lived intangible assets - timing of annual impairment analysis		October 1
Software [Member] | Service Life [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Software [Member] | Service Life [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Fulfillment [Member] | Service Life [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		4 years